Segment Information - Summary of Number of Employees (Detail) - Employees	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of number of employees [line items]
Number of employees	22,322	23,757	26,543
Americas [member]
Disclosure of number of employees [line items]
Number of employees	7,960	8,570	8,824
The Netherlands [member]
Disclosure of number of employees [line items]
Number of employees	3,521	3,582	3,548
United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	2,307	2,261	3,135
Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	4,193	5,162	6,854
Joint ventures and associates [member] | Americas [member]
Disclosure of number of employees [line items]
Number of employees	669	651	559
Joint ventures and associates [member] | United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	47	62	58
Asset management [member]
Disclosure of number of employees [line items]
Number of employees	1,527	1,535	1,464
Asset management [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	183	173	168
Holding and other activities [member]
Disclosure of number of employees [line items]
Number of employees	409	416	390
International [member]
Disclosure of number of employees [line items]
Number of employees	6,598	7,393	9,181
International [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	3,294	4,276	6,069